Goodwill and Other Intangibles (Tables) - VASO CORPORATION [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Other Intangibles (Tables) [Line Items]
Schedule of Changes in the Carrying Amount of Goodwill	Goodwill of $14,375,000 is allocated to the IT segment. The remaining $1,176,000 of goodwill is attributable to the FGE reporting unit within the Equipment segment. The NetWolves and FGE reporting units had negative carrying values at September 30, 2023 and December 31, 2022. The components of the change in goodwill are as follows:
	(in thousands)
	Nine months ended September 30, 2023	Year ended December 31, 2022
Beginning of period	$15,614	$15,722
Foreign currency translation adjustment	(63)	(108)
End of period	$15,551	$15,614
The changes in the carrying amount of goodwill are as follows:
	(in thousands)
	Year ended December 31, 2022	Year ended December 31, 2021
Beginning of period	$15,722	$15,688
Foreign currency translation adjustment	(108)	34
End of period	$15,614	$15,722

Schedule of Company’s Other Intangible Assets Consist of Capitalized Customer-Related Intangibles, Patent and Technology Costs, and Software Costs	The Company’s other intangible assets consist of capitalized customer-related intangibles, patent and technology costs, and software costs, as set forth in the following:
	(in thousands)
	September 30, 2023	December 31, 2022
Customer-related
Costs	$5,831	$5,831
Accumulated amortization	(4,732)	(4,557)
	1,099	1,274

Patents and Technology
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,894)
	—	—
Software
Costs	2,468	2,362
Accumulated amortization	(2,212)	(2,125)
	256	237
	$1,355	$1,511
The Company’s other intangible assets consist of capitalized customer-related intangibles, patent and technology costs, and software costs, as set forth in the following table:
	(in thousands)
	December 31, 2022	December 31, 2021
Customer-related
Costs	$5,831	$5,831
Accumulated amortization	(4,557)	(4,279)
	1,274	1,552
Patents and Technology
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,754)
	—	140
Software
Costs	2,362	3,459
Accumulated amortization	(2,125)	(3,110)
	237	349
	$1,511	$2,041

Schedule of Amortization of Intangibles	Amortization of intangibles for the next five years is:
Years ending December 31,	(in thousands)
Remainder of 2023	86
2024	295
2025	224
2026	169
2027	581
$1,355
Amortization of intangibles for the next five years is:
(in thousands)
Years ending December 31,
2023	343
2024	274
2025	203
2026	148
2027	543
$1,511